As filed with the Securities and Exchange Commission on December 23, 1996
                    Registration File Nos. 33-69138/811-4420

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                        ---------------------------------
                         POST-EFFECTIVE AMENDMENT NO. 8

                                    FORM S-6
                        ---------------------------------
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                        ---------------------------------
                             WRL SERIES LIFE ACCOUNT
                              (Exact Name of Trust)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)

                               201 Highland Avenue
                              Largo, Florida 33770
          (Complete Address of Depositor's Principal Executive Offices)

                             Thomas E. Pierpan, Esq.
                           Vice President and Counsel
                   Western Reserve Life Assurance Co. of Ohio
                               201 Highland Avenue
                              Largo, Florida 33770
                (Name and Complete Address of Agent for Service)

                                   Copies to:

                              Stephen E. Roth, Esq.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404
                        ---------------------------------
It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on DECEMBER 31, 1996, pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on DATE, pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2, the Registrant has chosen to register an indefinite amount of securities being offered. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 28, 1996.

                        CROSS REFERENCE TO ITEMS REQUIRED

                                 BY FORM N-8B-2


N-8B-2 ITEM          CAPTION IN PROSPECTUS
-----------          ---------------------

 1                   Cover Page; The Series Account

 2                   Cover Page; Western Reserve Life Assurance Co. of Ohio

 3                   Not Applicable

 4                   Distribution of the Policies

 5                   The Series Account

 6                   The Series Account

 7                   Not Applicable

 8                   Not Applicable

 9                   Legal Proceedings

10 Introduction; Policy Benefits; Payment and Allocation of Premiums; Investments of the Series Account; Policy Rights

11                   The Series Account; WRL Series Fund, Inc.

12                   The Series Account; WRL Series Fund, Inc.

13 Charges and Deductions; The Series Account; Investments of the Series Account

14                   Introduction; Allocation of Premiums and Cash Value

15                   Allocation of Premiums and Cash Value

16                   The Series Account

17                   Cash Value; The Series Account; Policy Rights

18                   Payment and Allocation of Premiums; Cash Value

19                   Voting Rights of the Series Account; Reports and Records

                                      (i)

N-8B-2 ITEM          CAPTION IN PROSPECTUS
-----------          ---------------------

20                   Not Applicable

21                   Loan Privileges

22                   Not Applicable

23                   Safekeeping of the Series Account's Assets

24                   Policy Rights

25                   Western Reserve Life Assurance Co. of Ohio

26                   Not Applicable

27 Western Reserve Life Assurance Co. of Ohio; The Series Account; WRL Series Fund, Inc.

28 Western Reserve Life Assurance Co. of Ohio; Executive Officers and Directors of Western Reserve Life Assurance Co. of Ohio

29                   Western Reserve Life Assurance Co. of Ohio

30                   Not Applicable

31                   Not Applicable

32                   Not Applicable

33                   Not Applicable

34                   Not Applicable

35                   Western Reserve Life Assurance Co. of Ohio

36                   Not Applicable

37                   Not Applicable

38                   Distribution of the Policies

39                   Distribution of the Policies

                                      (ii)

N-8B-2 ITEM          CAPTION IN PROSPECTUS
-----------          ---------------------

40                   Not Applicable

41                   Distribution of the Policies; Western Reserve Life
                     Assurance Co. of Ohio

42                   Not Applicable

43                   Not Applicable

44                   Cash Value

45                   Not Applicable

46                   Cash Value

47                   Introduction; Allocation of Premiums and Cash Value

48                   Not Applicable

49                   Not Applicable

50                   Not Applicable

51                   Introduction; Western Reserve Life Assurance Co. of Ohio;
                     Policy Benefits; Charges and Deductions

52                   The Series Account; WRL Series Fund, Inc.

53                   Federal Tax Matters

54                   Not Applicable

55                   Not Applicable

56                   Not Applicable

57                   Not Applicable

58                   Not Applicable

59                   Not Applicable

                                      (iii)

                        SUPPLEMENT DATED JANUARY 1, 1997
                                       TO
                          PROSPECTUS DATED MAY 1, 1996

                         WRL FREEDOM WEALTH PROTECTOR \register mark\

      Effective January 1, 1997, WRL Investment Management, Inc. ("WRL Management"), a Florida corporation, will replace Western Reserve Life Assurance Co. of Ohio ("Western Reserve") as the investment adviser for the WRL Series Fund, Inc. (the "Fund"). WRL Management is a wholly-owned subsidiary of Western Reserve. Throughout the Prospectus, wherever Western Reserve is referred to as the Fund's investment adviser, Western Reserve will be replaced with WRL Management.

      Also, effective January 1, 1997, two new investment options will be made available through this Policy. These new options are the International Equity Portfolio and the U.S. Equity Portfolio. Details concerning these two new Portfolios follow below. Throughout the Prospectus wherever reference is made to THIRTEEN Sub-Accounts or Portfolios, it will now mean FIFTEEN Sub-Accounts or Portfolios. Wherever reference is made to "twenty-one portfolios" of the Fund, it will now mean "twenty-two portfolios" of the Fund.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 5, FOURTH PARAGRAPH, AFTER THE FIRST SENTENCE UNDER THE HEADING "INTRODUCTION - 12. WHAT CHARGES ARE ASSESSED IN CONNECTION WITH THE POLICY?"

Effective January 1, 1997, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund.

Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION PROVIDED ON PAGES 16-18 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENTS OF THE SERIES ACCOUNT - WRL SERIES FUND, INC.":

   WRL Management serves as investment adviser to each Portfolio of the Fund and manages their assets in accordance with policies, programs and guidelines established by the Board of Directors of the Fund.

   Beginning January 1, 1997, the Fund will offer two additional portfolios ("Portfolios"). The investment objective and policies of each new Portfolio are summarized below. There is no assurance that the Portfolios will achieve their stated objective. More detailed information, including a description of risks, can be found in the prospectus for the Fund, which should be read carefully.

   INTERNATIONAL EQUITY PORTFOLIO: This Portfolio seeks long-term growth of capital by investing primarily in the common stock of foreign issuers traded on overseas exchanges and in foreign over-the-counter markets.

   U.S. EQUITY PORTFOLIO: This Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. companies.

   Scottish Equitable Investment Management Limited ("Scottish Equitable") serves as a Co-Sub-Adviser to the International Equity Portfolio. Scottish Equitable, located at Edinburgh Park, Edinburgh EH12 9SE, Scotland, is a wholly-owned subsidiary of Scottish Equitable plc, successor to Scottish Equitable Life Assurance Society, which was founded in Edinburgh in 1831. Scottish Equitable is also an indirect wholly-owned subsidiary of AEGON nv. As of December 31, 1995, Scottish Equitable had approximately $15.9 billion in assets under management. Scottish Equitable has not previously advised a U.S.-registered mutual fund. Scottish Equitable currently provides investment advisory and management services to certain of its affiliates and to external organizations. WRL Management receives monthly compensation at the annual rate of 1.00% of the aggregate average daily net assets of the International Equity Portfolio. From this amount, Scottish Equitable receives 0.50% of average daily net assets of the Portfolio managed by Scottish Equitable, less 50% of the amount of excess expenses attributable to such assets.

   GE Investment Management Incorporated ("GEIM") also serves as a Co-Sub-Adviser to the International Equity Portfolio and as Sub-Adviser to the U.S. Equity Portfolio. GEIM, located at 3003 Summer Street, Stamford, Connecticut 06905, is a wholly-owned subsidiary of General Electric Company ("GE"). GEIM's principal officers and directors serve in similar capacities with respect to General Electric Investment Corporation ("GEIC," and, together with GEIM and their predecessors, collectively referred to as "GE Investments"), which like GEIM is a wholly-owned subsidiary of GE. GE Investments has roughly 70 years of investment management experience, and has managed mutual funds since 1935. As of June 30, 1996, GEIM and GEIC together managed assets in excess of $55 billion. GE Investments provides investment management services to external organizations and to certain of its affiliates. WRL Management receives monthly compensation at the annual rate of 1.00% of the aggregate average daily net assets of the International Equity Portfolio. From this amount, GEIM, receives 0.50% of average daily net assets of the Portfolio managed by GEIM, less 50% of amount of excess expenses attributable to such assets.

   With respect to the U.S. Equity Portfolio, WRL Management and GEIM will divide equally monthly compensation at the current annual rate of 0.80% of the aggregate average daily net assets of the U.S. Equity Portfolio. GEIM's compensation will be reduced by 50% of the amount paid by WRL Management on behalf of the U.S. Equity Portfolio pursuant to any expense limitation or other reimbursement. Any amount borne by GEIM pursuant to any expense limitation constitutes an agreement between the Investment Adviser and GEIM only for the first twelve months following each Portfolio's commencement of operations. Thereafter, any such arrangements will be as mutually agreed upon by GEIM and the Investment Adviser.

THE LAST PARAGRAPH ON PAGE 21 UNDER THE HEADING "PAYMENT AND ALLOCATION OF PREMIUMS - DOLLAR COST AVERAGING" HAS BEEN CHANGED AS FOLLOWS:

   Although Dollar Cost Averaging is not available as of the date of this Prospectus, Western Reserve anticipates its availability by the end of 1997, and will notify Policyowners accordingly.

THE LAST PARAGRAPH ON PAGE 22 UNDER THE HEADING "PAYMENT AND ALLOCATION OF PREMIUMS - ASSET REBALANCING PROGRAM" HAS BEEN CHANGED AS FOLLOWS:

   Although the Asset Rebalancing Program is not available as of the date of this Prospectus, Western Reserve anticipates its availability by the end of 1997, and will notify Policyowners accordingly.

THE FOLLOWING INFORMATION IS MODIFIED ON PAGE 26, UNDER THE HEADING "CHARGES AND DEDUCTIONS - CHARGES AGAINST THE SERIES ACCOUNT" AS FOLLOWS:

   Addition of new sub-heading after the fourth paragraph.

   EXPENSES OF THE FUND

   Deletion of sub-heading "Investment Advisory Fee."

ADDITION OF A NEW PARAGRAPH BEFORE THE HEADING "GROUP OR SPONSORED ARRANGEMENTS" AS FOLLOWS:

Effective January 1, 1997, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund.

Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI's seeking reimbursement, Policyowners will be notified in advance.

THE FIFTH PARAGRAPH ON PAGE 38 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATION OF BENEFITS" IS CHANGED AS FOLLOWS:

   The amounts shown for the death benefits, Cash Values and Net Surrender Values take into account (1) the daily charge for assuming mortality and expense risks assessed against each Sub-Account which is equivalent to an annual charge of 0.90% of the average net assets of the Sub-Accounts; (2) estimated daily expenses equivalent to an effective average annual expense level of 0.87% of the average daily net assets of the Portfolios of the Fund; and (3) all applicable premium expense charges and Cash Value charges. The 0.87% average Portfolio expense level assumes an equal allocation of amounts among the fifteen Sub-Accounts and is based on an average 0.71% investment advisory fee and estimated 1996 average normal operating expenses of 0.16% for each of the Portfolios in operation during 1996. Calculation of the average annual expense level utilized annualized actual 11-month unaudited expenses incurred during 1996 as adjusted for anticipated expense modifications incurring in 1997 for the Money Market (0.46%), Bond (0.61%), Growth (0.85%), Short-to-Intermediate Government (0.72%), Equity-Income (0.87%), Emerging Growth (0.88%), Global (0.90%), Aggressive Growth (0.91%), Balanced (0.90%), Utility (0.91%), C.A.S.E.
Growth (0.94%), and Tactical Asset Allocation (0.86%). In addition, because the Value Equity Portfolio was not in existence during the full year of 1996 (commencement of operations was May 1, 1996), and the U.S. Equity Portfolio and International Equity Portfolio had not commenced operations as of December 31, 1996, the estimated average annual Portfolio expense level reflects estimated expenses for these three Portfolios at 0.85%, 1.05%, and 1.30%, respectively, for 1997. During 1996, Western Reserve had undertaken to pay Fund expenses for each Portfolio to the extent normal operating expenses of a Portfolio exceeded a stated percentage of the Portfolio's average daily net assets. Western Reserve has also undertaken until April 30, 1997 to pay expenses to the extent normal operating expenses of a Portfolio exceed a stated percentage of the Portfolio's average daily net assets. Taking into account the assumed charges of 1.77%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.77%, 4.23%, and 10.23%.

THE ATTACHED FINANCIALS SUPPLEMENT THE FINANCIAL STATEMENTS INCLUDED IN THE MAY 1, 1996 PROSPECTUS BOOKLET.

WRL SERIES LIFE ACCOUNT
MONEY MARKET SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                       SEPTEMBER 30, 1996
                                                              ------------------

  Investments at net asset value:
   WRL Series Fund, Inc.:
     Money Market Portfolio
     (14,772,612.310 shares;
     cost $ 14,772,612) .....................................     $14,772,612

  Accrued transfers from (to) depositor - net ...............          38,350
                                                                  -----------

     Total assets ...........................................      14,810,962
                                                                  -----------

LIABILITIES: ................................................               0
                                                                  -----------

     Total net assets .......................................     $14,810,962
                                                                  ===========

EQUITY ACCOUNTS:

  Policyowners' equity:

  Money Market sub-account
     (968,329.525481 units;
     $15.295374 unit value) .................................     $14,810,962
                                                                  -----------

     Total equity ...........................................     $14,810,962
                                                                  ===========




STATEMENT OF OPERATIONS
                                                             NINE MONTHS ENDED
INVESTMENT INCOME:                                          SEPTEMBER 30, 1996
                                                            ------------------

   Dividend income .......................................       $426,457
   Capital gain distributions ............................              0
                                                                  426,457
                                                                 --------

EXPENSES:

   Mortality and expense risk charges ....................         76,494
                                                                 --------

     Net investment income (loss) ........................        349,963
                                                                 --------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions .............................              0
   Change in unrealized appreciation
     (depreciation) ......................................              0
                                                                 --------
     Net gain (loss) on investments ......................              0
                                                                 --------

      Net increase (decrease) in equity
        accounts resulting from operations ...............       $349,963
                                                                 ========




STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                      NINE MONTHS ENDED      YEAR ENDED
OPERATIONS:                                          SEPTEMBER 30, 1996   DECEMBER 31, 1995
                                                     ------------------   -----------------
  Net investment income (loss) ...............          $   349,963          $   397,410
  Net gain (loss) on investments .............                    0                    0
                                                        -----------          -----------
  Net increase (decrease) in equity accounts
   resulting from operations .................              349,963              397,410
                                                        -----------          -----------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ........            6,152,998            3,139,280
                                                        -----------          -----------
  Less cost of units redeemed:
   Administrative charges ....................            1,753,507            1,356,484
   Policy loans ..............................              179,641              219,767
   Surrender benefits ........................              499,065              899,893
   Death benefits ............................               18,410                7,670
                                                        -----------          -----------
                                                          2,450,623            2,483,814
                                                        -----------          -----------
   Increase (decrease) in equity accounts from
     capital unit transactions ...............            3,702,375              655,466
                                                        -----------          -----------
   Net increase (decrease) in equity accounts             4,052,338            1,052,876

EQUITY ACCOUNTS:

  Beginning of period ........................           10,758,624            9,705,748
                                                        -----------          -----------
  End of period ..............................          $14,810,962          $10,758,624
                                                        ===========          ===========


   The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------
                                                                               1

WRL SERIES LIFE ACCOUNT
MONEY MARKET SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED

                                                SEPT. 30                             DECEMBER 31
                                                --------     ------------------------------------------------------------
                                                  1996         1995         1994         1993         1992         1991
                                                --------     --------     --------     --------     --------     --------
Accumulation unit value, beginning of period    $  14.83     $  14.19     $  13.84     $  13.63     $  13.33     $  12.78

  Income from operations:
   Net investment income (loss) ............         .47          .64          .35          .21          .30          .55
   Net realized and unrealized
     gain (loss) on investments ............         .00          .00          .00          .00          .00          .00
                                                --------     --------     --------     --------     --------     --------
     Total income (loss) from operations ...         .47          .64          .35          .21          .30          .55
                                                --------     --------     --------     --------     --------     --------


Accumulation unit value, end of period .....    $  15.30     $  14.83     $  14.19     $  13.84     $  13.63     $  13.33
                                                ========     ========     ========     ========     ========     ========


Total return ...............................        3.13%        4.49%        2.58%        1.52%        2.24%        4.34%

Ratios and supplemental data:
  Net assets at end of period (in thousands)    $ 14,811     $ 10,759     $  9,706     $  4,985     $  4,619     $  4,042
  Ratio of net investment income (loss) to
   average net assets** ....................        4.09%        4.37%        2.66%        1.51%        2.12%        4.28%

------------
  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  **  This ratio is annualized for the period ended September 30, 1996.


   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                               2

WRL SERIES LIFE ACCOUNT
BOND SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      SEPTEMBER 30, 1996
                                                             ------------------

  Investments at net asset value:
   WRL Series Fund, Inc.:
     Bond Portfolio
     (1,029,776.221 shares;
     cost $11,356,557) .................................        $ 11,044,802

  Accrued transfers from (to) depositor - net ..........              (8,481)
                                                                ------------

     Total assets ......................................          11,036,321
                                                                ------------

LIABILITIES: ...........................................                   0
                                                                ------------

     Total net assets ..................................        $ 11,036,321
                                                                ============

EQUITY ACCOUNTS:

  Policyowners' equity:

     Bond sub-account
     (580,868.722716 units;
     $18.999682 unit value) ............................        $ 11,036,321
                                                                ------------

     Total equity ......................................        $ 11,036,321
                                                                ============

STATEMENT OF OPERATIONS
                                                             NINE MONTHS ENDED
INVESTMENT INCOME:                                          SEPTEMBER 30, 1996
                                                            ------------------

   Dividend income .........................................      $ 288,871
   Capital gain distributions ..............................              0
                                                                  ---------
                                                                    288,871

EXPENSES:

   Mortality and expense risk charges ......................         69,846
                                                                  ---------

     Net investment income (loss) ..........................        219,025
                                                                  ---------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions ...............................       (114,753)
   Unrealized appreciation (depreciation) ..................       (464,520)
                                                                  ---------
     Net gain (loss) on investments ........................       (579,273)
                                                                  ---------

      Net increase (decrease) in net assets
        resulting from operations ..........................      $(360,248)
                                                                  =========



STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                             NINE MONTHS ENDED     YEAR ENDED
OPERATIONS:                                                 SEPTEMBER 30, 1996  DECEMBER 31, 1995
                                                            ------------------  -----------------
  Net investment income (loss)................................ $   219,025         $  459,977
  Net gain (loss) on investments..............................    (579,273)         1,080,157
                                                               -----------         ----------
  Net increase (decrease) in equity accounts
   resulting from operations..................................    (360,248)         1,540,134
                                                               -----------         ----------

EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed):........................   2,715,612          3,749,029
                                                               -----------         ----------
  Less cost of units redeemed:
   Administrative charges.....................................     953,693            916,494
   Policy loans...............................................     148,082            197,829
   Surrender benefits.........................................     260,483            357,384
   Death benefits.............................................      22,917             10,202
                                                               -----------         ----------
                                                                 1,385,175          1,481,909
                                                               -----------         ----------
   Increase (decrease) in equity accounts from
     capital unit transactions................................   1,330,437          2,267,120
                                                               -----------         ----------
   Net increase (decrease) in equity accounts.................     970,189          3,807,254

EQUITY ACCOUNTS:

  Beginning of period.........................................  10,066,132          6,258,878
                                                               -----------        -----------
  End of period............................................... $11,036,321        $10,066,132
                                                               ===========        ===========


   The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------
                                                                              3

WRL SERIES LIFE ACCOUNT
BOND SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED


                                                SEPT. 30                        DECEMBER 31
                                                --------    ---------------------------------------------------
                                                  1996       1995       1994       1993       1992       1991
                                                --------   --------   --------   --------   --------   --------
Accumulation unit value, beginning of period    $  19.67   $  16.14   $  17.50   $  15.57   $  14.68   $  12.48

  Income from operations:
   Net investment income (loss) ............         .40       1.05        .89       2.11       1.00        .48
   Net realized and unrealized
     gain (loss) on investments ............       (1.07)      2.48      (2.25)      (.18)      (.11)      1.72
                                                --------   --------   --------   --------   --------   --------
     Total income (loss) from operations ...        (.67)      3.53      (1.36)      1.93        .89       2.20
                                                ---------  --------   --------   --------   --------   --------

Accumulation unit value, end of period .....    $  19.00   $  19.67   $  16.14   $  17.50   $  15.57   $  14.68
                                                ========   ========   ========   ========   ========   ========

Total return ...............................       (3.43)%    21.89%     (7.77)%    12.40%      6.08%     17.63%

Ratios and supplemental data:
  Net assets at end of period (in thousands)    $ 11,036   $ 10,066   $  6,259   $  6,985   $  4,558   $  3,055
  Ratio of net investment income (loss) to
   average net assets** ....................        2.86%      5.80%      5.57%     12.92%      6.6        3.59%

----------
  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  ** This ratio is annualized for the period ended September 30, 1996.


   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                               4

WRL SERIES LIFE ACCOUNT
GROWTH SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      SEPTEMBER 30, 1996
                                                             ------------------

  Investments at net asset value:
   WRL Series Fund, Inc.:
     Growth Portfolio
     (9,051,069.555 shares;
     cost $ 233,268,655) .................................     $ 333,851,051

  Accrued transfers from (to) depositor - net ............          (277,798)
                                                               -------------

     Total assets ........................................       333,573,253

LIABILITIES: .............................................                 0
                                                               -------------

     Total net assets ....................................     $ 333,573,253
                                                               =============

EQUITY ACCOUNTS:

  Policyowners' equity:

     Growth sub-account
     (6,908,195.647892 units;
     $ 48.286596 unit value) .............................     $ 333,573,253
                                                               -------------

     Total equity ........................................     $ 333,573,253
                                                               =============


STATEMENT OF OPERATIONS
                                                            NINE MONTHS ENDED
INVESTMENT INCOME:                                          SEPTEMBER 30, 1996
                                                            ------------------

   Dividend income ......................................      $    860,787
   Capital gain distributions ...........................         1,077,884
                                                               ------------
                                                                  1,938,671

EXPENSES:

   Mortality and expense risk charges ...................         1,997,056
                                                               ------------

     Net investment income (loss) .......................           (58,385)
                                                               ------------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions ............................         4,232,941
   Change in unrealized appreciation
   (depreciation) .......................................        40,880,353
                                                               ------------
   Net gain (loss) on investments .......................        45,113,294
                                                               ------------

     Net increase (decrease) in equity accounts
      resulting from operations .........................      $ 45,054,909
                                                               ============




STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                 NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                                      SEPTEMBER 30, 1996    DECEMBER 31, 1995
                                                                 ------------------    -----------------
  Net investment income (loss)...................................     $ (58,385)         $ 23,250,380
  Net gain (loss) on investments.................................    45,113,294            54,801,782
                                                                   ------------          ------------
  Net increase (decrease) in equity accounts
   resulting from operations....................................     45,054,909            78,052,162
                                                                   ------------          ------------


EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)............................    62,530,238            61,850,933
                                                                   ------------          ------------
  Less cost of units redeemed:
   Administrative charges........................................    21,253,460            23,714,204
   Policy loans..................................................     6,128,299             5,518,596
   Surrender benefits............................................     8,699,115             8,982,170
   Death benefits................................................       398,125               711,078
                                                                   ------------          ------------
                                                                     36,478,999            38,926,048
                                                                   ------------          ------------
   Increase (decrease) in equity accounts from
     capital unit transactions...................................    26,051,239            22,924,885
                                                                   ------------          ------------
   Net increase (decrease) in equity accounts....................    71,106,148           100,977,047

EQUITY ACCOUNTS:

  Beginning of period............................................   262,467,105           161,490,058
                                                                   ------------          ------------
  End of period..................................................  $333,573,253          $262,467,105
                                                                   ============          ============


   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                               5

WRL SERIES LIFE ACCOUNT
GROWTH SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                SEPT. 30                           DECEMBER 31
                                                --------    --------------------------------------------------------
                                                  1996        1995        1994        1993        1992        1991
                                                --------    --------    --------    --------    --------    --------
Accumulation unit value, beginning of period    $  41.47    $  28.44    $  31.30    $  30.37    $  29.95     $  18.91

  Income from operations:
   Net investment income (loss) ............        (.01)       3.89         .04         .46        1.09         1.72
   Net realized and unrealized
     gain (loss) on investments ............        6.83        9.14       (2.90)        .47        (.67)        9.32
                                                --------    --------    --------    --------    --------     --------
     Total income (loss) from operations ...        6.82       13.03       (2.86)        .93         .42        11.04
                                                --------    --------    --------    --------    --------     --------

Accumulation unit value, end of period .....    $  48.29    $  41.47    $  28.44    $  31.30    $  30.37     $  29.95
                                                ========    ========    ========    ========    ========     ========

Total return ...............................       16.44%      45.81%      (9.13)%      3.06%       1.41%       58.37%

Ratios and supplemental data:
  Net assets at end of period (in thousands)    $333,573    $262,467    $161,490    $169,757    $146,053     $111,375
  Ratio of net investment income (loss) to
   average net assets** ....................        (.03)%     11.05%        .16%       1.56%       3.84%        7.14%

------------
  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  **  This ratio is annualized for the period ended September 30, 1996.


   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                               6

WRL SERIES LIFE ACCOUNT
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                       SEPTEMBER 30, 1996
                                                              ------------------

  Investments at net asset value:
   WRL Series Fund, Inc.:
     Short-to-Intermediate Government Portfolio
     (144,126.953 shares;
     cost $ 1,484,619) ...................................       $ 1,497,493

  Accrued transfers from (to) depositor - net ............            (1,871)
                                                                 -----------

     Total assets ........................................         1,495,622

LIABILITIES: .............................................                 0
                                                                 -----------

     Total net assets ....................................       $ 1,495,622
                                                                 ===========

EQUITY ACCOUNTS:

  Policyowners' equity:

     Short-to-Intermediate Government sub-account
     (128,515.024738 units;
     $11.637719 unit value) ..............................       $ 1,495,622
                                                                 -----------

     Total equity ........................................       $ 1,495,622
                                                                 ===========


STATEMENT OF OPERATIONS

                                                               NINE MONTHS ENDED
INVESTMENT INCOME:                                             SEPTEMBER 30,1996
                                                               -----------------
   Dividend income ..........................................       $ 23,677
   Capital gain distributions ...............................              0
                                                                    --------
                                                                      23,677

EXPENSES:

   Mortality and expense risk charges .......................         10,115
                                                                    --------

     Net investment income (loss) ...........................         13,562
                                                                    --------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions ................................         22,518
   Change in unrealized appreciation
    (depreciation) ..........................................        (25,656)
                                                                    --------
     Net gain (loss) on investments .........................         (3,139)
                                                                    --------

      Net increase (decrease) in net assets
      resulting from operations .............................       $ 10,423
                                                                    ========




STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                 NINE MONTHS ENDED     YEAR ENDED
OPERATIONS:                                                      SEPTEMBER 30,1996  DECEMBER 31, 1995
-----------                                                      -----------------  -----------------

  Net investment income (loss)...................................   $   13,562         $   62,086
  Net gain (loss) on investments.................................       (3,139)            68,387
                                                                    ----------         ----------
  Net increase (decrease) in equity accounts
   resulting from operations.....................................       10,423            130,473
                                                                    ----------         ----------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)............................      144,541            679,242
                                                                    ----------         ----------
  Less cost of units redeemed:
   Administrative charges........................................      130,446            141,954
   Policy loans..................................................       27,903             52,521
   Surrender benefits............................................       18,978             41,967
   Death benefits................................................            0                144
                                                                    ----------         ----------
                                                                       177,327            236,586
                                                                    ----------         ----------
   Increase (decrease) in equity accounts from
     capital unit transactions...................................      (32,786)           442,656
                                                                    ----------         ----------
   Net increase (decrease) in equity accounts....................      (22,363)           573,129

EQUITY ACCOUNTS:

  Beginning of period............................................    1,517,985            944,856
                                                                    ----------         ----------
  End of period..................................................   $1,495,622         $1,517,985
                                                                    ==========         ==========


   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                               7

WRL SERIES LIFE ACCOUNT
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------


SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                SEPT. 30                    DECEMBER 31
                                                --------    --------------------------------------------
                                                  1996         1995       1994        1993         1992\dagger\
                                                --------     -------    --------    --------     -------
Accumulation unit value, beginning of period    $  11.55    $  10.27    $  10.40    $  10.04    $  10.00

  Income from operations:
   Net investment income (loss) ............         .10         .61         .40         .14         .01
   Net realized and unrealized
     gain (loss) on investments ............        (.01)        .67        (.53)        .22         .03
                                                --------     -------    --------    --------     -------
     Total income (loss) from operations ...         .09        1.28        (.13)        .36         .04
                                                --------     -------    --------    ---------    -------

Accumulation unit value, end of period .....    $  11.64    $  11.55    $  10.27    $  10.40    $  10.04
                                                ========    ========    ========    ========    ========

Total return ...............................        .73%       12.53%      (1.32)%      3.64%        .38%

Ratios and supplemental data:
  Net assets at end of period (in thousands)    $ 1,496      $ 1,518    $    945    $  1,408    $    803
  Ratio of net investment income (loss) to
   average net assets** ....................       1.22%        5.53%       4.06%       1.39%        .16%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.
  **  This ratio is annualized for the period ended September 30, 1996.

  \dagger\ The inception date of this sub-account was December 3, 1992. The total return is not annualized.


   The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------
                                                                              8

WRL SERIES LIFE ACCOUNT
GLOBAL SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      SEPTEMBER 30, 1996
                                                             ------------------

  Investments at net asset value:
   WRL Series Fund, Inc.:
     Global Portfolio (3,830,440.472 shares;
     cost $ 59,223,121) ..................................       $72,234,094

  Accrued transfers from (to) depositor - net ............            32,463
                                                                 -----------

     Total assets ........................................        72,266,557
                                                                 -----------

LIABILITIES: .............................................                 0
                                                                 -----------

     Total net assets ....................................       $72,266,557
                                                                 ===========

EQUITY ACCOUNTS:

  Policyowners' equity:

     Global sub-account (4,974,425.092964 units;
     $ 14.527620 unit value) .............................       $72,266,557
                                                                 -----------

     Total equity ........................................       $72,266,557
                                                                 ===========



STATEMENT OF OPERATIONS

                                                              NINE MONTHS ENDED
INVESTMENT INCOME:                                            SEPTEMBER 30,1996
                                                              -----------------

   Dividend income .........................................      $  354,841
   Capital gain distributions ..............................         114,391
                                                                  ----------
                                                                     469,232
                                                                  ==========

EXPENSES:

   Mortality and expense risk charges ......................         368,006
                                                                  ----------

     Net investment income (loss) ..........................         101,226
                                                                  ----------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions ...............................         282,560
   Unrealized appreciation (depreciation) ..................       9,409,784
                                                                  ----------
     Net gain (loss) on investments ........................       9,692,344
                                                                  ----------

     Net increase (decrease) in net assets
        resulting from operations ..........................      $9,793,570
                                                                  ==========



STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                   NINE MONTHS ENDED      YEAR ENDED
OPERATIONS:                                        SEPTEMBER 30, 1996     DECEMBER 31, 1995
                                                   ------------------     -----------------
  Net investment income (loss) ...............        $    101,226         $ 1,187,745
  Net gain (loss) on investments .............           9,692,344           4,626,003
                                                      ------------         -----------
  Net increase (decrease) in equity accounts
   resulting from operations .................           9,793,570           5,813,748
                                                      ------------         -----------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ........          32,319,930          15,012,786
                                                      ------------         -----------
  Less cost of units redeemed:
   Administrative charges ....................           4,391,586           4,017,781
   Policy loans ..............................             887,801             666,264
   Surrender benefits ........................           1,309,265             721,584
   Death benefits ............................              38,835              44,234
                                                      ------------         -----------
                                                         6,627,487           5,449,863
                                                      ------------         -----------
   Increase (decrease) in equity accounts from
     capital unit transactions ...............          25,692,443           9,562,923
                                                      ------------         -----------
   Net increase (decrease) in equity accounts           35,486,013          15,376,671
  Depositors' equity contribution (redemption)            (268,153)                  0

EQUITY ACCOUNTS:

  Beginning of period ........................          37,048,697          21,672,026
                                                      ------------         -----------
  End of period ..............................        $ 72,266,557         $37,048,697
                                                      ============         ===========


   The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------
                                                                              9

WRL SERIES LIFE ACCOUNT
GLOBAL SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED

                                                SEPT. 30             DECEMBER 31
                                                ---------     -------------------------
                                                   1996          1995           1994\dagger\
                                                ---------     ----------     ----------
Accumulation unit value, beginning of period    $   11.95     $     9.80     $    10.00

  Income from operations:
   Net investment income (loss) ............          .03            .45            .71
   Net realized and unrealized
     gain (loss) on investments ............         2.55           1.70           (.91)
                                                ---------     ----------     ----------
     Total income (loss) from operations ...         2.58           2.15           (.20)
                                                ---------     ----------     ----------

Accumulation unit value, end of period .....    $   14.53     $    11.95     $     9.80
                                                =========     ==========     ==========

Total return ...............................        21.57%         21.96%         (2.02)%

Ratios and supplemental data:
  Net assets at end of period (in thousands)    $  72,267     $   37,049     $   21,672
  Ratio of net investment income (loss) to
   average net assets** ....................          .29%          4.25%          7.39%

------------
  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  ** This ratio is annualized for the period ended September 30, 1996.

 \dagger\ The inception date of this sub-account was March 1, 1994. The total return is not annualized.


   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                              10

WRL SERIES LIFE ACCOUNT
EQUITY-INCOME SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      SEPTEMBER 30, 1996
                                                             ------------------
  Investments at net asset value:
   WRL Series Fund, Inc.:
     Equity-Income Portfolio (3,657,160.333 shares;
     cost $ 43,154,636) ..................................      $ 50,638,542

  Accrued transfers from (to) depositor - net ............           (53,412)
                                                                ------------

     Total assets ........................................        50,585,130

LIABILITIES: .............................................                 0
                                                                ------------

     Total net assets ....................................      $ 50,585,130
                                                                ============

EQUITY ACCOUNTS:

  Policyowners' equity:

     Equity-Income sub-account (3,414,735.720554 units;
     $ 14.813776 unit value) .............................      $ 50,585,130
                                                                ------------

     Total equity ........................................      $ 50,585,130
                                                                ============



STATEMENT OF OPERATIONS

                                                              NINE MONTHS ENDED
INVESTMENT INCOME:                                            SEPTEMBER 30, 1996
                                                              ------------------

   Dividend income .........................................      $  312,575
   Capital gain distributions ..............................          84,620
                                                                  ----------
                                                                     397,195

EXPENSES:

   Mortality and expense risk charges ......................         302,955
                                                                  ----------

     Net investment income (loss) ..........................          94,240
                                                                  ----------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions ...............................         228,689
   Unrealized appreciation (depreciation) ..................       3,032,915
                                                                  ----------
     Net gain (loss) on investments ........................       3,261,604
                                                                  ----------

      Net increase (decrease) in net assets
        resulting from operations ..........................      $3,355,844
                                                                  ==========




STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                   NINE MONTHS ENDED     YEAR ENDED
OPERATIONS:                                       SEPTEMBER 30, 1996  DECEMBER 31, 1995
                                                  ------------------  -----------------
  Net investment income (loss) ...............        $    94,240        $ 1,756,089
  Net gain (loss) on investments .............          3,261,604          4,992,475
                                                      -----------        -----------
  Net increase (decrease) in equity accounts
   resulting from operations .................          3,355,844          6,748,564
                                                      -----------        -----------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ........         12,500,597         14,236,727
                                                      -----------        -----------
  Less cost of units redeemed:
   Administrative charges ....................          3,263,409          3,380,854
   Policy loans ..............................            716,938            657,750
   Surrender benefits ........................            853,076            918,863
   Death benefits ............................             86,163             28,153
                                                      -----------        -----------
                                                        4,919,586          4,985,620
                                                      -----------         ----------
   Increase (decrease) in equity accounts from
     capital unit transactions ...............          7,581,011          9,251,107
                                                      -----------        -----------
   Net increase (decrease) in equity accounts          10,936,855         15,999,671


EQUITY ACCOUNTS:

  Beginning of period ........................         39,648,275         23,648,604
                                                      -----------        -----------
  End of period ..............................        $50,585,130        $39,648,275
                                                      ===========        ===========


   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                              11

WRL SERIES LIFE ACCOUNT
EQUITY-INCOME SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                               SEPT. 30              DECEMBER 31
                                               --------     --------------------------------
                                                 1996        1995        1994         1993\dagger\
                                               --------     -------     -------      -------
Accumulation unit value, beginning of period    $ 13.74     $ 11.12     $ 11.28      $ 10.00

  Income from operations:
   Net investment income (loss) ............        .03         .68         .18          .19
   Net realized and unrealized
     gain (loss) on investments ............       1.04        1.94        (.34)        1.09
                                               --------     -------     -------      -------
     Total income (loss) from operations ...       1.07        2.62        (.16)        1.28
                                               --------     -------     -------      -------


Accumulation unit value, end of period .....   $  14.81     $ 13.74     $ 11.12      $ 11.28
                                               ========     =======     =======      =======


Total return ...............................       7.82%      23.55%      (1.42)%      12.81%

Ratios and supplemental data:
  Net assets at end of period (in thousands)    $50,585     $39,648     $23,649      $13,343
  Ratio of net investment income (loss) to
   average net assets** ....................        .28%       5.47%       1.93%        1.89%

--------------
  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  ** This ratio is annualized for the period ended September 30, 1996.

  \dagger\ The inception date of this sub-account was March 1, 1993. The total return is not annualized.


   The notes to the financial statements are an integral part of this report.
------------------------------------------------------------------------------
                                                                            12

WRL SERIES LIFE ACCOUNT
AGGRESSIVE GROWTH SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                     SEPTEMBER 30, 1996
                                                            ------------------

  Aggressive Investments at net asset value:
   WRL Series Fund, Inc.:
     Aggressive Growth Portfolio (3,454,037.947 shares;
     cost $ 45,039,041) ...................................    $ 48,078,822

  Accrued transfers from (to) depositor - net .............         (46,950)
                                                               ------------

     Total assets .........................................      48,031,872
                                                               ------------

LIABILITIES: ..............................................               0
                                                               ------------

     Total net assets .....................................    $ 48,031,872
                                                               ============

EQUITY ACCOUNTS:

  Policyowners' equity:

     Aggressive Growth sub-account (3,364,595.750104 units;
     $14.275674 unit value) ...............................    $ 48,031,872
                                                               ------------

     Total equity .........................................    $ 48,031,872
                                                               ============



STATEMENT OF OPERATIONS

                                                             NINE MONTHS ENDED
INVESTMENT INCOME:                                           SEPTEMBER 30, 1996
                                                             ------------------

   Dividend income ........................................      $  614,817
   Capital gain distributions .............................         216,587
                                                                 ----------
                                                                    831,404

EXPENSES:

   Mortality and expense risk charges .....................         278,502
                                                                 ----------

     Net investment income (loss) .........................         552,902
                                                                 ----------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions ..............................       1,954,191
   Unrealized appreciation (depreciation) .................          22,556
                                                                 ----------
     Net gain (loss) on investments .......................       1,976,747
                                                                 ----------

      Net increase (decrease) in net assets
        resulting from operations .........................      $2,529,649
                                                                 ==========




STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                   NINE MONTHS ENDED      YEAR ENDED
OPERATIONS:                                        SEPTEMBER 30, 1996  DECEMBER 31, 1995
                                                   ------------------  -----------------
  Net investment income (loss) ...............        $   552,902        $    663,994
  Net gain (loss) on investments .............          1,976,747           4,424,350
                                                      -----------        ------------
  Net increase (decrease) in equity accounts
   resulting from operations .................          2,529,649           5,088,344
                                                      -----------        ------------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ........         18,767,881          23,169,917
                                                      -----------        ------------
  Less cost of units redeemed:
   Administrative charges ....................          4,483,421           2,568,298
   Policy loans ..............................            609,118             627,821
   Surrender benefits ........................          1,070,651             712,307
   Death benefits ............................              6,437              80,922
                                                      -----------        ------------
                                                        6,169,627           3,989,348
                                                      -----------        ------------
   Increase (decrease) in equity accounts from
     capital unit transactions ...............         12,598,254          19,180,569
                                                      -----------        ------------
   Net increase (decrease) in equity accounts          15,127,903          24,268,913

  Depositor's equity contribution (redemption)                  0            (274,290)

EQUITY ACCOUNTS:

  Beginning of period ........................         32,903,969           8,909,346
                                                      -----------        ------------
  End of period ..............................        $48,031,872        $ 32,903,969
                                                      ===========        ============



   The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------
                                                                             13

WRL SERIES LIFE ACCOUNT
AGGRESSIVE GROWTH SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED


                                               SEPT. 30        DECEMBER 31
                                               --------     ------------------
                                                 1996        1995        1994\dagger\
                                               --------     -------     ------
Accumulation unit value, beginning of period    $ 13.43     $  9.82     $10.00

  Income from operations:
   Net investment income (loss) ............        .18         .37       (.06)
   Net realized and unrealized
     gain (loss) on investments ............        .67        3.24       (.12)
                                                -------     -------     ------
     Total income (loss) from operations ...        .85        3.61       (.18)
                                                -------     -------     ------

Accumulation unit value, end of period .....    $ 14.28     $ 13.43     $ 9.82
                                                =======     =======     ======


Total return ...............................       6.33%      36.79%     (1.85)%

Ratios and supplemental data:
  Net assets at end of period (in thousands)    $48,032     $32,904     $8,909
  Ratio of net investment income (loss) to
   average net assets** ....................       1.81%       2.93%      (.60)%

  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

 **   This ratio is annualized for the period ended September 30, 1996

\dagger\ The inception date of this sub-account was March 1, 1994. The total return is not annualized.


   The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------
                                                                             14

WRL SERIES LIFE ACCOUNT
BALANCED SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                     SEPTEMBER 30, 1996
                                                            ------------------

  Investments at net asset value:
   WRL Series Fund, Inc.:
     Balanced Portfolio (478,127.36 shares;
     cost $ 4,853,852) ..................................        $ 5,273,193

  Accrued transfers from (to) depositor - net ...........             (6,158)

     Total assets .......................................          5,267,035

LIABILITIES: ............................................                  0
                                                                 -----------

     Total net assets ...................................        $ 5,267,035
                                                                 ===========

EQUITY ACCOUNTS:

  Policyowners' equity:

     Balanced sub-account (456,622.641047 units;
     $ 11.534766 unit value) ............................        $ 5,267,035
                                                                 -----------

     Total equity .......................................        $ 5,267,035
                                                                 ===========





STATEMENT OF OPERATIONS
                                                             NINE MONTHS ENDED
INVESTMENT INCOME:                                           SEPTEMBER 30, 1996
                                                             ------------------

   Dividend income ..........................................     $ 31,381
   Capital gain distributions ...............................            0
                                                                  --------
                                                                    31,381

EXPENSES:

   Mortality and expense risk charges .......................       31,297
                                                                  --------

     Net investment income (loss) ...........................           84
                                                                  --------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions ................................       67,906
   Unrealized appreciation (depreciation) ...................      106,741
                                                                  --------
     Net gain (loss) on investments .........................      174,647
                                                                  --------

      Net increase (decrease) in net assets
        resulting from operations ...........................     $174,731
                                                                  ========





WRL SERIES LIFE ACCOUNT
BALANCED SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                   NINE MONTHS ENDED     YEAR ENDED
OPERATIONS:                                        SEPTEMBER 30, 1996  DECEMBER 31, 1995
                                                   ------------------  -----------------
  Net investment income (loss) ...............        $        84         $  102,635
  Net gain (loss) on investments .............            174,647            401,549
                                                      -----------         ----------
  Net increase (decrease) in equity accounts
   resulting from operations .................            174,731            504,184
                                                      -----------         ----------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ........          2,043,775          1,545,514
                                                      -----------         ----------
  Less cost of units redeemed:
   Administrative charges ....................            404,262            327,290
   Policy loans ..............................             55,007             29,025
   Surrender benefits ........................             63,488             27,726
   Death benefits ............................              3,933             14,881
                                                      -----------         ----------
                                                          526,690            398,852
                                                      -----------         ----------
   Increase (decrease) in equity accounts from
     capital unit transactions ...............          1,517,085          1,146,662
                                                      -----------         ----------
   Net increase (decrease) in equity accounts           1,691,816          1,650,846

  Depositor's equity contribution (redemption)           (220,175)                 0

EQUITY ACCOUNTS:

  Beginning of period ........................          3,795,394          2,144,548
                                                      -----------         ----------
  End of period ..............................        $ 5,267,035         $3,795,394
                                                      ===========         ==========


   The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------
                                                                             15

WRL SERIES LIFE ACCOUNT
BALANCED SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED


                                                SEPT.30           DECEMBER 31
                                                --------     --------------------
                                                  1996         1995        1994\dagger\
                                                --------     --------     -------
Accumulation unit value, beginning of period    $  11.13     $   9.37     $ 10.00

  Income from operations:
   Net investment income (loss) ............         .00          .37         .22
   Net realized and unrealized
     gain (loss) on investments ............         .40         1.39        (.85)
                                                --------     --------     -------
     Total income (loss) from operations ...         .40         1.76        (.63)
                                                --------     --------     -------


Accumulation unit value, end of period .....    $  11.53     $  11.13     $  9.37
                                                ========     ========     =======


Total return .............................           3.6        18.73%      (6.29)%

Ratios and supplemental data:
  Net assets at end of period (in thousands)    $  5,267     $  3,795     $ 2,145
  Ratio of net investment income (loss) to
   average net assets** ....................         .00%        3.59%       2.55%

 * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

 ** This ratio is annualized for the period ended September 30, 1996

\dagger\ The inception date of this sub-account was March 1, 1994. The total return is not annualized.



   The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------
                                                                             16

WRL SERIES LIFE ACCOUNT
EMERGING GROWTH SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                      SEPTEMBER 30, 1996
                                                             ------------------

  Investments at net asset value:
   WRL Series Fund, Inc.:
     Emerging Growth Portfolio (5,215,027.007 shares;
     cost $ 72,827,461) ...................................     $104,681,427

  Accrued transfers from (to) depositor - net .............           54,104
                                                                ------------

     Total assets .........................................      104,735,531
                                                                ------------

LIABILITIES: ..............................................                0
                                                                ------------

     Total net assets .....................................     $104,735,531
                                                                ============

EQUITY ACCOUNTS:

  Policyowners' equity:

     Emerging Growth sub-account (5,143,416.816593 units;
     $ 20.363026 unit value) ..............................     $104,735,531
                                                                ------------

     Total equity .........................................     $104,735,531
                                                                ============




STATEMENT OF OPERATIONS
                                                              NINE MONTHS ENDED
INVESTMENT INCOME:                                            SEPTEMBER 30, 1996
                                                              ------------------

   Dividend income .......................................      $      3,998
   Capital gain distributions ............................           178,386
                                                                ------------
                                                                     182,384

EXPENSES:

   Mortality and expense risk charges ....................           564,594

     Net investment income (loss) ........................          (382,210)
                                                                ------------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions .............................           858,061
   Unrealized appreciation (depreciation) ................        17,300,721
                                                                ------------
     Net gain (loss) on investments ......................        18,158,782
                                                                ------------

      Net increase (decrease) in net assets
        resulting from operations ........................      $ 17,776,572
                                                                ============




STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                    NINE MONTHS ENDED      YEAR ENDED
OPERATIONS:                                         SEPTEMBER 30, 1996   DECEMBER 31, 1995
                                                    ------------------   -----------------
  Net investment income (loss) ...............        $    (382,210)        $ 2,356,904
  Net gain (loss) on investments .............           18,158,782          16,180,870
                                                      -------------         -----------
  Net increase (decrease) in equity accounts
   resulting from operations .................           17,776,572          18,537,774
                                                      -------------         -----------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ........           28,842,554          21,556,186
                                                      -------------         -----------
  Less cost of units redeemed:
   Administrative charges ....................            6,379,364           5,846,452
   Policy loans ..............................            1,447,069           1,387,434
   Surrender benefits ........................            1,930,578           1,602,690
   Death benefits ............................               31,537              38,971
                                                      -------------         -----------
                                                          9,788,548           8,875,547

   Increase (decrease) in equity accounts from
     capital unit transactions ...............           19,054,006          12,680,639
                                                      -------------         -----------
   Net increase (decrease) in equity accounts            36,830,578          31,218,413

EQUITY ACCOUNTS:

  Beginning of period ........................           67,904,953          36,686,540
                                                      -------------         -----------
  End of period ..............................        $ 104,735,531         $67,904,953
                                                      =============         ===========


   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                              17

WRL SERIES LIFE ACCOUNT
EMERGING GROWTH SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED



                                                         SEPT. 30              DECEMBER 31
                                                         --------    --------------------------------
                                                           1996        1995        1994        1993\dagger\
                                                         --------    --------    --------    --------
Accumulation unit value, beginning of period ........    $  16.56    $  11.38    $  12.40    $  10.00

  Income from operations:
   Net investment income (loss) .....................        (.08)        .65        (.09)       (.09)
   Net realized and unrealized
     gain (loss) on investments .....................        3.88        4.53        (.93)       2.49
                                                         --------    --------    --------     -------
     Total income (loss) from operations ............        3.80        5.18       (1.02)       2.40
                                                         --------    --------    --------     -------


Accumulation unit value, end of period ..............    $  20.36    $  16.56    $  11.38     $ 12.40
                                                         ========    ========    ========     =======


Total return ........................................       22.98%      45.49%      (8.18)%     23.96%

Ratios and supplemental data:
  Net assets at end of period (in thousands)             $104,736     $67,905    $ 36,687     $ 18,620
  Ratio of net investment income (loss) to
   average net assets** .............................        (.62)%      4.66%       (.86)%       (.77)%


  * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  ** This ratio is annualized for the period ended September 30, 1996

\dagger\ The inception date of this sub-account was March 1, 1993. The total return is not annualized.



   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                              18

WRL SERIES LIFE ACCOUNT
UTILITY SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                       SEPTEMBER 30, 1996
                                                              ------------------
  Investments at net asset value:
   WRL Series Fund, Inc.:
     Utility Portfolio (398,719,984 shares;
     cost $ 4,334,954) ..................................         $4,481,093

  Accrued transfers from (to) depositor - net ...........                315
                                                                  ----------

     Total assets .......................................          4,481,408
                                                                  ----------

LIABILITIES: ............................................                  0
                                                                  ----------
     Total net assets ...................................         $4,481,408
                                                                  ==========

EQUITY ACCOUNTS:

  Policyowners' equity:

     Utility sub-account
     (376,602.892904 units; $ 11.899559 unit value) .....         $4,481,408
                                                                  ----------
     Total equity .......................................         $4,481,408
                                                                  ==========




STATEMENT OF OPERATIONS
                                                         NINE MONTHS ENDED
INVESTMENT INCOME:                                       SEPTEMBER 30, 1996
                                                         ------------------

   Dividend income .....................................      $  24,453
   Capital gain distributions ..........................          1,948
                                                              ---------
                                                                 26,401

EXPENSES:

   Mortality and expense risk charges ..................         24,289
                                                              ---------

     Net investment income (loss) ......................          2,112
                                                              ---------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions ...........................        108,198
   Unrealized appreciation (depreciation) ..............        (98,824)
                                                              ---------
     Net gain (loss) on investments ....................          9,374
                                                              ---------

      Net increase (decrease) in net assets
        resulting from operations ......................      $  11,486
                                                              =========





STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                   NINE MONTHS ENDED        YEAR ENDED
OPERATIONS:                                        SEPTEMBER 30, 1996    DECEMBER 31, 1995
                                                   ------------------    -----------------
  Net investment income (loss) ................        $     2,112         $   88,634
  Net gain (loss) on investments ..............              9,374            336,528
                                                       -----------         ----------
  Net increase (decrease) in equity accounts
   resulting from operations ..................             11,486            425,162
                                                       -----------         ----------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) .........          2,489,074          1,368,262
                                                       -----------         ----------
  Less cost of units redeemed:
   Administrative charges .....................            303,641            221,419
   Policy loans ...............................             43,852             26,862
   Surrender benefits .........................             67,364            126,576
   Death benefits .............................              2,733              2,896
                                                       -----------         ----------
                                                           417,590            377,753

   Increase (decrease) in equity accounts from
     capital unit transactions ................          2,071,484            990,509
                                                       -----------         ----------
   Net increase (decrease) in equity accounts .          2,082,970          1,415,671
   Depositors' equity contribution (redemption)           (232,644)                 0

EQUITY ACCOUNTS:

  Beginning of period .........................          2,631,082          1,215,411
                                                       -----------         ----------
  End of period ...............................        $ 4,481,408         $2,631,082
                                                       ===========         ==========


   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                              19

WRL SERIES LIFE ACCOUNT
UTILITY SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED



                                                   SEPT. 30          DECEMBER 31
                                                   --------      --------------------
                                                      1996         1995        1994\dagger\
                                                   --------      --------     -------

Accumulation unit value, beginning of period        $ 11.77      $   9.49     $ 10.00

  Income from operations:
   Net investment income (loss) ............            .01           .49         .29
   Net realized and unrealized
     gain (loss) on investments ............            .12          1.79        (.80)
                                                    -------       -------     -------
     Total income (loss) from operations ...            .13          2.28        (.51)
                                                    -------       -------     -------


Accumulation unit value, end of period .....        $ 11.90      $  11.77     $  9.49
                                                    =======      ========     =======


Total return ...............................           1.06%        24.14%      (5.15)%

Ratios and supplemental data:
  Net assets at end of period (in thousands)        $ 4,481      $  2,631     $ 1,215
  Ratio of net investment income (loss) to
   average net assets ......................            .08%         4.57%       3.09%

------------
 * The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

 **  This ratio is annualized for the period ended September 30, 1996

\dagger\ The inception date of this sub-account was March 1, 1994. The total return is not annualized.



   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------
                                                                              20

WRL SERIES LIFE ACCOUNT
TACTICAL  ASSET ALLOCATION SUB-ACCOUNT
(UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                       SEPTEMBER 30, 1996
                                                              ------------------
  Investments at net asset value:
   WRL Series Fund, Inc.:
     Tactical Asset Allocation Portfolio
     (1,217,272.416 shares; cost $ 13,823,979) ........         $ 14,885,662

  Accrued transfers from (to) depositor - net .........              (21,556)
                                                                ------------

     Total assets .....................................           14,864,106
                                                                ------------

LIABILITIES: ..........................................                    0
                                                                ------------

     Total net assets .................................         $ 14,864,106
                                                                ============

EQUITY ACCOUNTS:

  Policyowners' equity:

     Tactical Asset Allocation sub-account
     (1,173,005.980111 units; $ 12.671808 unit value) .         $ 14,864,106
                                                                ------------

     Total equity .....................................         $ 14,864,106
                                                                ============




STATEMENT OF OPERATIONS
                                                             NINE MONTHS ENDED
INVESTMENT INCOME:                                          SEPTEMBER 30, 1996
                                                            ------------------

   Dividend income .......................................       $ 99,486
   Capital gain distributions ............................              0
                                                                 --------
                                                                   99,486

EXPENSES:

   Mortality and expense risk charges ....................         86,544
                                                                 --------

     Net investment income (loss) ........................         12,942
                                                                 --------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions .............................        296,655
   Unrealized appreciation (depreciation) ................        445,964
                                                                 --------
     Net gain (loss) on investments ......................        742,619
                                                                 --------

      Net increase (decrease) in net assets
        resulting from operations ........................       $755,561
                                                                 ========



STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                                  NINE MONTHS ENDED     PERIOD ENDED
OPERATIONS:                                                       SEPTEMBER 30, 1996  DECEMBER 31, 1995*
                                                                  -----------------   ------------------
  Net investment income (loss) ...............................        $    12,942        $   314,171
  Net gain (loss) on investments .............................            742,619            733,874
                                                                      -----------        -----------
  Net increase (decrease) in equity accounts
   resulting from operations .................................            755,561          1,048,045
                                                                      -----------        -----------

EQUITY TRANSACTIONS:

  Proceeds from units sold (redeemed) ........................          6,456,969          9,081,189
                                                                      -----------        -----------
  Less cost of units redeemed:
  Administrative charges .....................................            767,103            434,848
  Policy loans ...............................................            253,319            145,685
  Surrender benefits .........................................            773,024             70,630
  Death benefits .............................................                835             22,440
                                                                      -----------        -----------
                                                                        1,794,281            673,603

  Increase (decrease) in equity accounts from
   capital unit transactions .................................          4,662,688          8,407,586
                                                                      -----------        -----------
  Net increase (decrease) in equity accounts .................          5,418,249          9,455,631
  Depositor's equity contribution (redemption) ...............                  0             (9,774)

EQUITY ACCOUNTS:

  Beginning of period ........................................          9,445,857                  0
                                                                      -----------        -----------
  End of period ..............................................        $14,864,106        $ 9,445,857
                                                                      ===========        ===========
  *The inception date of this sub-account was January 3, 1995


   The notes to the financial statements are an integral part of this report.
--------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
TACTICAL  ASSET ALLOCATION SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED

                                                       SEPT. 30    DECEMBER 31
                                                      ----------   -----------
                                                         1996      1995\dagger\
                                                      ----------   ------------

Accumulation unit value, beginning of period          $    11.90     $    10.00

  Income from operations:
   Net investment income (loss) .................            .01            .61
   Net realized and unrealized
     gain (loss) on investments .................            .76           1.29
                                                      ----------      ---------
     Total income (loss) from operations ........            .77           1.90
                                                      ----------      ---------


Accumulation unit value, end of period ..........     $    12.67      $   11.90
                                                      ==========      =========


Total return ....................................           6.46%         19.03%

Ratios and supplemental data:
  Net assets at end of period (in thousands) ....    $    14,864     $    9,446
  Ratio of net investment income (loss) to
   average net assets** .........................            .14%          5.47%


  *The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

  **  This ratio is annualized for the period ended September 30, 1996.

\dagger\ The inception date of this sub-account was January 3, 1995. The total return is not annualized.




The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
C.A.S.E. GROWTH SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                             SEPTEMBER 30, 1996
                                                    ------------------

  Investments at net asset value:
   WRL Series Fund, Inc.:
     C.A.S.E. Growth Portfolio
     (211,216.975 shares;
     cost $ 2,608,808) ..............................   $ 2,715,157

  Accrued transfers from (to) depositor - net .......       (56,062)
                                                        -----------

     Total assets ...................................     2,659,095
                                                        -----------

LIABILITIES: ........................................             0
                                                        -----------
     Total net assets ...............................   $ 2,659,095
                                                        ===========

EQUITY ACCOUNTS:
  Policyowners' equity:
     C.A.S.E. Growth sub-account
     (258,931.483192 units;
     $ 10.171290 unit value) ........................   $ 2,633,667

  Depositor's equity:
     C.A.S.E. Growth sub-account
     (2,500.000000 units;
     $ 10.171290 unit value .........................        25,428
                                                        -----------

     Total equity ...................................   $ 2,659,095
                                                        ===========


STATEMENT OF OPERATIONS
                                                              PERIOD  ENDED
INVESTMENT INCOME: .......................................  SEPTEMBER 30, 1996*
                                                            -------------------

   Dividend income .......................................   $       739
   Capital gain distributions ............................             0
                                                             -----------
                                                                     739

EXPENSES:

   Mortality and expense risk charges .....................        4,077
                                                             -----------
     Net investment income (loss) .........................      (3,338)
                                                             -----------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions ..............................       (2,194)
   Unrealized appreciation (depreciation) .................      106,349
                                                             -----------
     Net gain (loss) on investments .......................      104,155
                                                             -----------
      Net increase (decrease) in net assets
        resulting from operations .........................  $   100,817
                                                             ===========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                              PERIOD ENDED
OPERATIONS:                                                SEPTEMBER 30, 1996*
                                                           -------------------

  Net investment income (loss).............................  $  (3,338)
  Net gain (loss) on investments...........................     104,155
                                                             ----------
  Net increase (decrease) in equity accounts
   resulting from operations...............................     100,817
                                                             ----------

EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)......................   2,590,910
  Less cost of units redeemed:
   Administrative charges..................................      47,280
   Policy loans............................................           0
   Surrender benefits......................................      10,352
   Death benefits..........................................           0
                                                             ----------
                                                                 57,632
   Increase (decrease) in equity accounts from
     capital unit transactions............................    2,533,278
   Net increase (decrease) in equity accounts.............    2,634,095
  Depositor's equity contribution (redemption)............       25,000

EQUITY ACCOUNTS:

  Beginning of period.....................................            0
  End of period...........................................   $2,659,095
                                                             ==========
  *The inception date of this sub-account was May 1, 1996.



The notes of the financial statements are an integral part of this report.
-------------------------------------------------------------------------------
                                                                           23

WRL SERIES LIFE ACCOUNT
C.A.S.E. GROWTH SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA  AND RATIOS*
FOR THE PERIOD ENDED

                                                              SEPTEMBER 30
                                                              ------------
                                                               1996\dagger\
                                                              ------------
Accumulation unit value, beginning of period                    $ 10.00

  Income from operations:
   Net investment income (loss)..........................         (.05)
   Net realized and unrealized
     gain (loss) on investments..........................           .22
                                                                -------
     Total income (loss) from operations.................           .17
                                                                -------

Accumulation unit value, end of period ..................       $ 10.17
                                                                =======

Total return.............................................         1.71%

Ratios and supplemental data:
  Net assets at end of period (in thousands)                    $ 2,659
  Ratio of net investment income (loss)
   to average net assets**...............................       (1.67)%

*The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

** This ratio is annualized for the period ended September 30, 1996.

\dagger\ The inception date of this sub-account was May 1, 1996. The total return is not annualized.



The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------
                                                                             24

WRL SERIES LIFE ACCOUNT
VALUE EQUITY SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------


STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                                   SEPTEMBER 30, 1996
                                                          ------------------

  Investments at net asset value:
   WRL Series Fund, Inc.:
     Value Equity Portfolio
     (503,729.939 shares;
     cost $ 5,170,272)..............................         $5,351,399

  Accrued transfers from (to) depositor - net                    31,656
                                                             ----------
     Total assets...................................          5,383,055
                                                             ----------
LIABILITIES:........................................                  0
                                                             ----------

     Total net assets...............................         $5,383,055
                                                             ==========

EQUITY ACCOUNTS:

  Policyowners' equity:

     Value Equity sub-account
     (488,616.296490 units;
     $ 10.583725 unit value)........................         $5,171,381

  Depositor's equity:

     Value Equity sub-account
     (20,000.000000 units;
     $ 10.583725 unit value.........................            211,674
                                                             ----------

     Total equity...................................         $5,383,055
                                                             ==========


STATEMENT OF OPERATIONS
                                                            PERIOD ENDED
INVESTMENT INCOME:                                        SEPTEMBER 30, 1996*
                                                          -------------------

   Dividend income.........................................   $       0
   Capital gain distributions..............................           0
                                                              ---------
                                                                      0

EXPENSES:

   Mortality and expense risk charges .......................     5,878
                                                              ---------

     Net investment income (loss)............................   (5,878)
                                                              ---------

Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) from
     securities transactions.................................     3,604
   Unrealized appreciation (depreciation ....................   181,127
                                                              ---------
     Net gain (loss) on investments..........................   184,731
                                                              ---------
      Net increase (decrease) in net assets
        resulting from operations............................ $ 178,853
                                                              =========

STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                                                               PERIOD ENDED
OPERATIONS:                                                 SEPTEMBER 30, 1996*
                                                            -------------------

  Net investment income (loss)................................ $ (5,878)
  Net gain (loss) on investments..............................   184,731
                                                               ---------
  Net increase (decrease) in equity accounts
   resulting from operations..................................   178,853
                                                               ---------

EQUITY TRANSACTIONS:

  Proceeds from units sold (repurchased):
   Net payments (redemptions)................................. 5,063,012
                                                               ---------
  Less cost of units redeemed:
   Cost of insurance and administrative charges...............    38,783
   Policy loans...............................................         0
   Surrender benefits.........................................    20,027
   Death benefits.............................................         0
                                                               ---------
                                                                  58,810
                                                               ---------

   Increase (decrease) in equity accounts from
     capital unit transactions................................ 5,004,202
                                                               ---------
   Net increase (decrease) in equity accounts................. 5,183,055
  Depositor's equity contribution (redemption)................   200,000

EQUITY ACCOUNTS:

  Beginning of period.........................................         0
  End of period...............................................$5,383,055
                                                              ==========
  *The inception date of this sub-account was May 1, 1996



The notes to the financial statements are an integral part of this report.
-------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
VALUE EQUITY SUB-ACCOUNT
(UNAUDITED)
-------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                SEPTEMBER 30
                                                               1996\daggered\

Accumulation unit value, beginning of period                      $ 10.00

  Income from operations:
   Net investment income (loss)                                      (.15)
   Net realized and unrealized
     gain (loss) on investments                                       .73
                                                                  -------
     Total income (loss) from operations                              .58
                                                                  -------


Accumulation unit value, end of period                            $ 10.58
                                                                  =======


Total return....................................................     5.84%

Ratios and supplemental data:
  Net assets at end of period (in thousands)                        5,383
  Ratio of net investment income to
   average net assets**.........................................    (3.64)%


*The above table illustrates the change for a unit outstanding computed using average units outstanding through each period.

** This ratio is annualized for the period ended September 30, 1996.

\daggered\ The inception date of this sub-account was May 1 , 1996. The total return is not annualized.



The notes to the financial stateemnts are an integral part of this report.
-------------------------------------------------------------------------------

WRL SERIES LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
-------------------------------------------------------------------------------

SEPTEMBER 30, 1996


NOTE 1 - ORGANIZATION AND SUMMARY OF
        SIGNIFICANT ACCOUNTING POLICIES

    The WRL Series Life Account (the "Life Account") was established as a variable life insurance separate account of the Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains thirteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:

PORTFOLIO                 INVESTMENT MANAGER
---------                 ------------------
Money Market              J.P. Morgan Investment
                              Management Inc.
                          Bond Janus Capital Corporation
                              (JCC)
Growth                    JCC
Short-to-Intermediate     AEGON USA Investment
     Government               Management, Inc.
                              ("AEGON Management")
Global                    JCC
Equity-Income             Luther King Asset
                              Management Inc.
Emerging Growth           Van Kampen/American
                              Capital Asset
                              Management,Inc.
Aggressive Growth         Fred Alger Management,Inc.
Balanced                  AEGON Management
Utility                   Federated Investment
                              Counseling
Tactical Asset            Dean Investment Associates
     Allocation
C.A.S.E. Growth           C.A.S.E. Management, Inc.
Value Equity              NWQ Investment
                              Management
                              Company, Inc.

   WRL and AEGON Management are indirectly wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands Corporation.

   On May 1, 1996, WRL made an initial contribution to the Life Account C.A.S.E. Growth and Value Equity sub-accounts, which in turn invested in the respective portfolios. The amount of the contribution and the units received are as follows:

SUB-ACCOUNT           CONTRIBUTION        UNITS
C.A.S.E. Growth         $ 25,000      2,500.000000
Value Equity             200,000     20,000.000000

    The Life Account holds assets to support the benefits under flexible premium variable universal life insurance policies (the "Policies") issued by WRL, which issued the first of such Policies on October 3, 1986. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

    The preparation of the financial statements in accordance wth generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS
   The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on September 30, 1996. Investment transactions are accounted for on the trade date, using the Fund NAV per share next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in first-out basis.

B. FEDERAL INCOME TAXES
   The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 - CHARGES AND DEDUCTIONS

    Charges are assessed by WRL in connection with issuance and administration of the Policies.

A.  POLICY CHARGES
    Under some forms of the Policies, sales and other administrative charges are deducted by WRL prior to allocation of policyowner payments to the sub-accounts.

-------------------------------------------------------------------------------
                                                                             27

NOTES TO FINANCIAL STATEMENTS
WRL SERIES LIFE ACCOUNT

(UNAUDITED)
-------------------------------------------------------------------------------

   Thereafter, monthly administrative charges are deducted from the sub-accounts, some of which continue only during the first policy year. Contingent surrender charges may also apply.

   Under the other forms of the Policies, such "front-end" and other administrative charges are not deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.

   Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. LIFE ACCOUNT CHARGES

   A daily charge equal to an annual rate of 0.90% of average daily net assets of the Life Account is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 - DIVIDENDS AND DISTRIBUTIONS

   Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are declared and reinvested semi-annually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Life Account the next business day after declaration.


NOTE 4 - OTHER MATTERS

   As of September 30, 1996 the equity accounts include net unrealized appreciation (depreciation) on investments of:

  SUB-ACCOUNT
  -----------
  Money Market.................$                      n/a
  Bond.........................                 (311,755)
  Growth.......................               100,582,396
  Short-to-Intermediate Government                 12,874
  Global.......................                13,010,973
  Equity-Income................                 7,483,906
  Emerging Growth..............                31,853,966
  Aggressive Growth............                 3,039,781
  Balanced.....................                   419,341
  Utility......................                   146,139
  Tactical Asset Allocation....                 1,061,683
  C.A.S.E. Growth..............                   106,349
  Value Equity.................                   181,127


-------------------------------------------------------------------------------

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                         BALANCE SHEET - STATUTORY BASIS
                            AS OF SEPTEMBER 30, 1996
                           (IN THOUSANDS) (UNAUDITED)



                                     ASSETS

          Bonds                                                 $  397,320
          Common stocks and mutual funds                               610
          Mortgage loans on real estate                              6,079
          Real estate                                                7,289
          Policy loans                                              47,942
          Cash and short-term investments                           (8,163)
          Separate account assets                                3,295,321
          Other assets                                              17,235
                                                                ----------

          Total assets                                          $3,763,633
                                                                ==========


          LIABILITIES AND CAPITAL AND SURPLUS

          Policy reserves                                       $  299,797
          Other policy liabilities                                  30,655
          Amounts due or accrued                                    14,118
          Separate account liabilities                           3,290,269
          Borrowed money                                            25,900
          Asset valuation reserve                                    6,033
                                                                ----------
          Total liabilities                                      3,666,772

          Total capital and surplus                                 96,861
                                                                ----------
          Total liabilities, capital, and surplus               $3,763,633
                                                                ==========


          See note to financial statements

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    STATEMENT OF OPERATIONS - STATUTORY BASIS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
                           (IN THOUSANDS) (UNAUDITED)



         Premium income                                        $750,143
         Net investment income                                   27,905
         Net realized capital gains (losses)                         89
         Other income                                            10,172
         Benefit payments incurred                             (241,024)
         Decrease in policy
           and contract reserves                                 94,965
         Net transfers to separate accounts                    (491,331)
         Operating costs                                       (143,580)
                                                               ---------
         Income before income taxes                               7,339
         Federal income taxes                                    (6,002)
                                                               ---------

         Net income (loss)                                     $  1,337
                                                               ========


                        See note to financial statements

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
           STATEMENT OF CHANGES IN CAPITAL AND SURPLUS-STATUTORY BASIS
                           (IN THOUSANDS) (UNAUDITED)


                                                         ADDITIONAL                           TOTAL
                                           COMMON         PAID-IN         UNASSIGNED      CAPITAL AND
                                           STOCK          CAPITAL          SURPLUS         SURPLUS
                                           ------        ---------        ----------      -----------

Balance at December 31, 1995               $1,500         $68,015          $28,424          $97,939
                                           ------         -------          -------          -------
Net income                                                                  1,337             1,337
Change in reserve valuation basis            -              -              (2,246)           (2,246)
Change in Unrealized gains (losses)          -              -                 147               147
Change in non-admitted assets                -              -                  96                96
Change in asset valuation reserves           -              -                (444)             (444)
Change in separate accounts surplus          -              -                  32                32
                                           ------         -------          -------          -------

Balance at September 30, 1996              $1,500         $68,015          $27,346          $96,861
                                           ======         =======          =======          =======



See note to financial statements

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    STATEMENT OF CASH FLOWS - STATUTORY BASIS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
                           (IN THOUSANDS) (UNAUDITED)



              Operations:
         Cash from insurance operations                          $(126,122)
         Investment income received                                 28,529
         Federal income taxes                                       (5,624)
                                                                 ----------

         Cash provided (used) by operations                       (103,217)

              Investment activities:
         Proceeds from sale or maturity of
           long-term invested assets                                92,739
         Cost of long-term investments acquired                    (32,327)
         Other, net                                                 10,243
                                                                 ----------
         Cash provided (used) by
           investment activities                                    70,655

              Financing activities:
         Increase (decrease) in borrowed money                      25,900
         Cash provided by (used in)
           financing activities                                     25,900

         Net increase (decrease) in cash
           and short-term investments                               (6,662)

         Cash and short-term investments:
           Beginning of year                                        (1,501)
                                                                 ----------
           End of period                                         $  (8,163)
                                                                 ==========


See note to financial statements

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                 NOTE TO FINANCIAL STATEMENTS - STATUTORY BASIS
                      AS OF SEPTEMBER 30, 1996 (UNAUDITED)



1.  BASIS OF PRESENTATION


The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine-month period ended September 30, 1996 are not necessarily indicative of the results that may be expected for the year ending December 31, 1996. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 1995.

                             WRL SERIES LIFE ACCOUNT
                          WRL FREEDOM WEALTH PROTECTOR

                          PROSPECTUS DATED MAY 1, 1996



      Incorporated by reference herein is the above-referenced Prospectus dated May 1, 1996, as filed with Post-Effective Amendment No 7 to the Registration Statement on Form S-6 of WRL Series Life Account, File No. 33-69138 (April 18,
1996)

                                    PART II.
                                OTHER INFORMATION


                           UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.


                 REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A)

      Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

              STATEMENT WITH RESPECT TO INDEMNIFICATION

      Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW

      SECTION 1701.13  AUTHORITY OF CORPORATION.

      (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

      (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

         (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

         (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

         (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

         (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

         (c) By the shareholders;

         (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

             (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

             (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

         (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

     (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.


                              RULE 484 UNDERTAKING

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                       CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

     The facing sheet
     The Prospectus, consisting of 98 pages
     The undertaking to file reports
     Representation pursuant to section 26(e)(2)(A)
     The statement with respect to indemnification
     The Rule 484 undertaking The signatures

Written consent of the following persons:

     (a)  Alan Yaeger
     (b)  Thomas E. Pierpan, Esq.
     (c)  Sutherland, Asbill & Brennan, L.L.P.
     (d)  Ernst & Young LLP
     (e)  Price Waterhouse LLP

The following exhibits:

  1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:
     A. (1) Resolution of the Board of Directors of Western Reserve establishing the Series Account (1)
          (2) Not Applicable
          (3) Distribution of Policies:
              (a) Form of Master Service and Distribution
                  Compliance Agreement (5)
              (b) (i)   Form of Broker/Dealer Supervisory and
                              Service Agreement (4)
                  (ii)  Form of Broker/Dealer Supervisory and
                              Service Agreement (4)
              (c) See Exhibit 1.A.(3)(b)(ii)
          (4) Not Applicable

          (5) (a) Specimen Flexible Premium Variable Life Insurance Policy (8)
              (b) Joint Insured Term Rider (8)
              (c) Individual Insured Rider (8)
              (d) Wealth Protector Rider (8)
              (e) Terminal Illness Accelerated Death Benefit Rider
                  (Form Nos. ACCDB-10/94, ACCDB-CT-10/94, ACCDBIN-10/94, ACCDB-10/94MN, ACCDBMS-01/95, ACCDBSC-02/95,
                  ACCDBIL-10/94)  (12)
          (6) (a) Second Amended Articles of Incorporation of Western
                  Reserve (3)
              (b) Amended Code of Regulations (By-Laws) of Western Reserve (5)
          (7)  Not Applicable
          (8) (a) Investment Advisory Agreement with the Fund (6)
              (b) Sub-Advisory Agreement (6)
          (9)  Not Applicable
          (10) Application for Flexible Premium Variable Life Insurance
               Policy (8)
          (11) Memorandum describing issuance, transfer and redemption procedures (9)

  2. See Exhibit 1.A.(5)

  3. Opinion of Counsel as to the legality of the securities being registered (7)

  4. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I

  5. Not Applicable

  6. Opinion and consent of Alan Yaeger as to actuarial matters pertaining to the securities being registered (10)

  7. Consent of Thomas E. Pierpan, Esq. (12)

  8. Consent of Sutherland, Asbill & Brennan, L.L.P.

  9. Consent of Ernst & Young LLP

10.  Consent of Price Waterhouse LLP

11.  (a) Powers of Attorney (12)
     (b) Power of Attorney - James R. Walker

----------------------------------------
(1) This exhibit was previously filed on Form S-6 Registration Statement dated September 27, 1985 (File No. 33-506) and is incorporated herein by reference.
(2) This exhibit was previously filed on Form S-6 Registration Statement dated September 25, 1989 (File No. 33-31140) and is incorporated herein by reference.
(3) This exhibit was previously filed on Post-Effective Amendment No.1 to Form S-6 Registration Statement dated May 1, 1989 (File No. 33-24856) and is incorporated herein by reference.
(4) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated December 19, 1989 (File No. 33-31140) and is incorporated herein by reference.
(5) This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 Registration Statement dated March 1, 1991 (File No. 33-24856) and is incorporated herein by reference.
(6) This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-1A Registration Statement dated March 1, 1991 (File No. 33-507) and is incorporated herein by reference.

(7) This exhibit was previously filed on Post-Effective Amendment No. 2 to Form S-6 Registration Statement dated May 1, 1991 (File No. 33-31140) and is incorporated herein by reference.
(8) This exhibit was previously filed on Form S-6 Registration Statement dated September 20, 1993 (File No. 33-69138) and is incorporated herein by reference.
(9) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated December 20, 1993 (File No. 33-69138) and is incorporated herein by reference.
(10) This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 Registration Statement dated February 22, 1994 (File No. 33-69138) and is incorporated herein by reference.
(11) This exhibit was previously filed on Post-Effective Amendment No. 3 to Form S-6 Registration Statement dated December 30, 1994 (File No. 33-69138) and is incorporated herein by reference.
(12) This exhibit was previously filed on Post-Effective Amendment No. 5 to Form S-6 Registration Statement dated April 26, 1995 (File No. 33-69138) and is incorporated herein by reference.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, WRL Series Life Account, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Largo, County of Pinellas, Florida on this 20th day of December, 1996.


(SEAL)                                WRL SERIES LIFE ACCOUNT
                                      ------------------------------------------
                                            Registrant


                                      WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                      ------------------------------------------
                                            Depositor
ATTEST:


/s/ THOMAS E. PIERPAN                 By: /s/ JOHN R. KENNEY
-----------------------                   ------------------
Thomas E. Pierpan                         John R. Kenney
Vice President                            Chairman of the Board,
                                          Chief Executive Officer and President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE AND TITLE                                  DATE
     -------------------                                  ----


/s/ JOHN R. KENNEY                                  December 20, 1996
-------------------------------
John R. Kenney, Chairman of the
Board, Chief  Executive Officer
and President


/s/ RICHARD B. FRANZ, II                            December 20, 1996
---------------------------------
Richard B. Franz, II, Senior Vice
President and Treasurer


/s/ ALAN M. YAEGER                                  December 20, 1996
---------------------------------------------
Alan M. Yaeger, Executive Vice
President, Actuary & Chief Financial Officer*

----------------------------
*Principal Financial Officer

/s/ KENNETH P. BEIL                                 December 20, 1996
--------------------------
Kenneth P. Beil, Assistant
Vice President & Principal
Accounting Officer**


/s/ PATRICK S. BAIRD                                December 20, 1996
-------------------------------
Patrick S. Baird, Director ***/


/s/ LYMAN H. TREADWAY                               December 20, 1996
---------------------
Lyman H. Treadway


/s/ JACK E. ZIMMERMAN                               December 20, 1996
--------------------------------
Jack E. Zimmerman, Director ***/


/s/ JAMES R. WALKER                                 December 20, 1996
------------------------------
James R. Walker, Director ***/


--------------------------------
**  Principal Accounting Officer



***/  /s/ THOMAS E. PIERPAN
---   -----------------------------
       Signed by: Thomas E. Pierpan
       as Attorney-in-fact